Investment Objectives and Goals	Jul. 24, 2026
Tradr 2X Long SK Hynix Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long SK hynix Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long SK hynix Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of SKHY. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short SK Hynix Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short SK hynix Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short SK hynix Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of SKHY. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.